UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Total	Equity attributable to owners of parent [member]	Share capital Ordinary shares	Share capital Preference shares	Share premium Ordinary shares	Share premium Preference shares	Other equity Ordinary shares	Other equity Preference shares	Equity settled share based payment	Other reserve	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year at Mar. 31, 2022	€ (185,793)	€ (191,525)	€ 1,844	€ 63	€ 1,538,105	€ 96,364	€ (9,297)	€ (882)	€ 50,699	€ (1,006,210)	€ (11,330)	€ 1,086	€ (851,967)	€ 5,732
Profit for the period	(26,068)	(26,927)											(26,927)	859
Other comprehensive income / (loss)	940	908									(1,177)	1,739	346	32
Total comprehensive income / (loss) for the period	(25,128)	(26,019)									(1,177)	1,739	(26,581)	891
Issuance of share capital Global Blue Group Holding A.G.	210,521	210,522	83	203	42,959	171,963				(4,686)				(1)
Issuance of treasury shares by Global Blue Group Holding A.G.			1				(1)
Employee share schemes	4,692	4,692							4,692
Vested RSA shares					2,333		4		(2,337)
Allocation of treasury shares to shareholders							9,178			(9,178)
Total contributions and distributions	215,209	215,210	84	203	45,292	171,963	9,181		2,355	(13,864)			(4)	(1)
Change in non-controlling interests		1,068											1,068	(1,068)
Total changes in ownership interests	0	1,068											1,068	(1,068)
Equity balance as of end of the year at Sep. 30, 2022	4,288	(1,266)	1,928	266	1,583,397	268,327	(116)	(882)	53,054	(1,020,074)	(12,507)	2,825	(877,484)	5,554
Profit for the period	(11,169)
Other comprehensive income / (loss)	(718)
Total comprehensive income / (loss) for the period	(11,887)
Equity balance as of end of the year at Sep. 30, 2022	4,288	(1,266)	1,928	266	1,583,397	268,327	(116)	(882)	53,054	(1,020,074)	(12,507)	2,825	(877,484)	5,554
Equity balance as of beginning of the year at Mar. 31, 2023	6,343	373	1,928	266	1,584,012	268,327	(114)	(3)	55,362	(1,013,666)	(14,981)	2,664	(883,420)	5,970
Profit for the period	11,445	7,721											7,721	3,724
Other comprehensive income / (loss)	1,401	2,091									2,091	27	(27)	(690)
Total comprehensive income / (loss) for the period	12,846	9,812									2,091	27	7,694	3,034
Employee share schemes	2,818	2,818							2,818
Vested RSA shares	(1,751)	(1,751)			3,754		6		(5,513)
Dividends				8		(8)
Dividends	(2,658)													(2,658)
Total contributions and distributions	(1,591)	1,067		8	3,754	(8)	6		(2,695)					(2,658)
Equity balance as of end of the year at Sep. 30, 2023	17,598	11,252	1,928	274	1,587,766	268,319	(108)	(3)	52,667	(1,013,666)	(12,890)	2,691	(875,726)	6,346
Profit for the period	1,790
Other comprehensive income / (loss)	860
Total comprehensive income / (loss) for the period	2,650
Equity balance as of end of the year at Sep. 30, 2023	€ 17,598	€ 11,252	€ 1,928	€ 274	€ 1,587,766	€ 268,319	€ (108)	€ (3)	€ 52,667	€ (1,013,666)	€ (12,890)	€ 2,691	€ (875,726)	€ 6,346